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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2012 through May 31, 2013


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

                        Pioneer Emerging
                        Markets Fund

--------------------------------------------------------------------------------
                        Semiannual Report | May 31, 2013
--------------------------------------------------------------------------------

                        Ticker Symbols:

                        Class A     PEMFX
                        Class B     PBEFX
                        Class C     PCEFX
                        Class R     PEMRX
                        Class Y     PYEFX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          27

Notes to Financial Statements                                                 36

Trustees, Officers and Service Providers                                      45

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 1

President's Letter

Dear Shareowner,

Pioneer continues to see only modest economic growth in the U.S. Employment continues to rise, albeit slowly, and we believe it will continue to do so in 2013, barring a negative shock to the system. The housing and auto sectors continue to recover, benefiting from record-low interest rates. Banks' willingness to lend to consumers and businesses also continues to rise, broad measures of inflation remain subdued, and, if the weather cooperates in 2013, food prices should come back down. And, while corporate profit growth has slowed, profits remain high and many U.S. companies continue to both pay and increase dividends*. Offsetting some of these positives are the continued contraction of fiscal policy in Washington and a recessionary Europe.

The Federal Reserve's aggressive monetary policy has driven Treasury yields to generational lows and supported investments in all financial assets, including equities and high-yield corporate bonds. For example, the Standard & Poor's 500 Index (the S&P 500), a broad measure of the U.S. stock market, returned 15.99% for the full calendar year ended December 31, 2012, and the Bank of America Merrill Lynch High Yield Master II Index (the High Yield Index), which measures the performance of high-yield corporate bonds, returned 15.59% for the same 12-month period. On the other hand, the Barclays Aggregate Bond Index (the Aggregate Index), which tracks the performance of a higher-quality bond universe, gained 4.22% for the 12 months ended December 31, 2012; the safer-still Barclays Government Credit Index (the Government/Credit Index) returned 4.82%; and 3-month Treasury bills, generally regarded as essentially "risk free" by the markets, returned just 0.09% in 2012. "Risky" assets outperformed again in the first quarter of 2013, as the S&P 500 returned 10.60% and the High Yield Index returned 2.89%. In contrast, the Aggregate Index returned -0.12% in the first quarter, the Government Credit Index returned -0.16%, and Treasury bills returned 0.02%.

Despite generally improving economic conditions and a rising stock market, global economies and investors still face daunting challenges as 2013 moves forward, although we remain cautiously optimistic. U.S. fiscal policy remains unsettled, and we feel the U.S. government could be at risk of credit rating downgrades from one or more of the major ratings agencies if the uncertainties persist. The Federal Reserve continues to provide extraordinary support to the U.S. economy and the bond market, but will not do so indefinitely. Europe has made progress, but has not yet resolved its sovereign-debt/banking problem, nor has the region been able to exit recession. Japan recently has unveiled

*   Dividends are not guaranteed.

2 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 aggressive and unconventional monetary and fiscal policies, but the country continues to face issues such as high levels of debt as well as an aging population. China and other emerging economies, while generally in better shape than most "developed" markets, also face a range of challenges.

While most of the risks outlined here are widely recognized and may already be "priced in" to the market, we believe investors should continue to expect market volatility.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

Pioneer's investment teams have, since 1928, sought out attractive opportunities in global equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which balance potential risks and reward in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 3

Portfolio Management Discussion | 5/31/13

In the following interview, Mauro Ratto, Marco Mencini, and Andrea Salvatori, portfolio managers of Pioneer Emerging Markets Fund, discuss the investment environment and the Fund's performance during the six months ended May 31, 2013. Mr. Ratto, Head of Emerging Markets and a portfolio manager at Pioneer, Mr. Mencini, Head of Equities, Emerging Markets, and a portfolio manager at Pioneer, and Mr. Salvatori, Head of Global Emerging Markets & Latin American Equities and a portfolio manager at Pioneer, assumed responsibility for the day-to-day management of the Fund on March 1, 2013, replacing Sean Taylor.

Q Could you please review the performance of equities in the emerging markets during the six months ended May 31, 2013?

A Stocks in the emerging markets sharply underperformed their counterparts in the developed markets during the six-month reporting period ended May 31, 2013. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets ND Index1, returned 1.30% during the period, well below the 13.64% return of the MSCI World Index, which tracks equity performance in the developed markets.

    A combination of factors conspired to weigh on performance in the emerging markets during the past six months. For one, investors remained worried about the pace of economic growth in the world's developing countries, which prompted a flight into the relative "safe haven" of large-cap U.S. stocks. Stock prices in the emerging markets also were pressured by the strength in the U.S. dollar (USD) during the first five months of the period (through April 30, 2013). The asset class typically performs well when the USD is falling, but tends to underperform when the USD strengthens.

    The bulk of the downturn occurred in May, however, when U.S. Federal Reserve (the Fed) Chairman Ben Bernanke's statement that the central bank may "taper" the pace of its stimulative quantitative easing policy before year-end sparked a sharp, worldwide sell-off in higher-risk assets. The

1 The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

4 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

    MSCI Emerging Markets Index returned -2.52% for the month, wiping out the modest gains the index had generated during the December 2012 - April 2013 interval.

Q How did the Fund perform in that environment during the six months ended May 31, 2013?

A Pioneer Emerging Markets Fund's Class A shares returned -1.12% at net asset value during the six months ended May 31, 2013, trailing the 1.30% return of the Fund's benchmark, the MSCI Emerging Markets ND Index. During the same period, the average return of the 600 mutual funds in Lipper's Emerging Markets Funds category was 3.91%.

Q Which of your investment strategies or individual holdings had the biggest effect on the Fund's benchmark-relative performance during the six months ended May 31, 2013?

A Certain aspects of the Fund's country positioning made a positive contribution to relative performance during the period, including the portfolio's underweight positions in Korea, South Africa, and Mexico. Those positive contributions were somewhat offset, however, by a portfolio overweight to China, which acted as a drag on performance.

    In terms of individual stocks, key performance contributors included Fund positions in Magnit, a retailer that has adapted Wal-Mart's business model to Russia. We believe the company's strategy, which is bringing discount retailing to previously underpenetrated areas of that large country, has outstanding growth potential. Other portfolio holdings that contributed to Fund performance during the period included Copa, a South American airline that is generating growth by serving smaller markets with less competition from large airlines, and China Life Insurance, which continues to benefit from the growing wealth and savings of that country's middle class.

    On the negative side, a notable underperformer in the portfolio during the period was Hon Hai Precision, a Taiwan-based technology outsourcing company that manufactures a large percentage of Apple's products on a contract basis. Hon Hai has lost ground in sympathy with Apple's decline in recent months, but we continue to hold the stock in the Fund based on our belief that the potential for rising profit margins should more than offset any slowdown in top-line growth. Additional detractors from the Fund's relative performance included a holding of Mr. Price, a South African retailer whose sales results were pressured by a slowing local economy, and the stock of Samsung Engineering, a Korean firm which lost ground during the period after issuing a profit warning.

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 5

Q Since the new team took over management of the Fund on March 1, you have put a new investment methodology into place. How would you characterize your approach?

A We employ an investment approach that focuses on bottom-up, individual stock research as opposed to taking a country-specific or region-specific approach to stock selection. This bottom-up methodology represents a departure from the traditional approach to investing in the emerging markets, which often focuses on geographic selection first and individual stock selection second. We believe our approach is the best way to capitalize on the wealth of fast-growing, undervalued companies that populate the emerging markets. We emphasize valuation when choosing individual stocks for the Fund, but we don't simply look for the least expensive companies--stocks that, quite often, turn out to be cheap for a good reason. Instead, we look for companies that are undervalued in relation to their own growth rates. The aforementioned Magnit is a prime example of an undervalued stock that falls into that category. As of period end, the stock trades at 27 times the company's trailing earnings, but Magnit also is hoping to see earnings growth of 25% over the next 12 months.

    While our strategy focuses on identifying the best individual stock ideas, we also use a top-down framework in order to manage the various risk factors that could have an effect on the Fund's performance. One element of this process is to "hedge" against the possibility of declines in individual currencies when conditions warrant. For example, we have maintained Fund underweights in the South African rand and the Mexican peso, positions that have protected the Fund from the full impact of the recent downturns of those currencies. We believe such steps will help to ensure that the quality of the individual stocks in the portfolio - and not external factors - is the key driver of the Fund's long-term results.

Q Since you assumed management duties on the Fund, where have you been finding the best investment opportunities?

A We believe that we have found a number of compelling ideas in the industrials sector, which is a diverse area with a high representation of companies that offer both high growth potential and reasonable valuations. We also have found some opportunities in the information technology sector, particularly among stocks with low valuations and attractive dividends, and in financials, where rising longer-term interest rates could revive investor interest in the many undervalued companies in the sector. For instance, the Fund's largest holding - the Brazilian financial concern

6 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

    Itau Unibanco Holding - is the premier banking franchise in Brazil, but the company's management team's reputation has suffered in recent years due to the challenges it experienced in managing a sizable acquisition. The result was a significant decline in the company's stock valuation--to well below its historical average. This has created an opportunity for improved stock performance if, as we expect, investors regain their appreciation of Itau's dominant market position.

    In terms of geography, we have been seeing increasingly compelling opportunities in two markets that have underperformed so far in 2013: China and Russia. Both markets tend to have above-average sensitivity to global economic trends, and so they have lagged in an environment during which investors have been concerned about global economic growth. Still, we believe the two countries are home to a wealth of stock-specific ideas. In China, we are encouraged by the exceptionally strong balance sheets in the corporate sector, which we believe provides ballast against volatility tied to broader economic conditions. This affords the Fund the opportunity to own companies that we believe are not just financially strong, but also very attractively valued in the wake of the weak market performance of the past year. Similarly, many Russian companies are trading at rock-bottom valuations despite their robust financial health. The Fund's top holdings in the two countries are Industrial & Commercial Bank of China and Sberbank, respectively.

Q What is your outlook for investing in the emerging markets for the remainder of 2013?

A While we hold an optimistic view about the long-term prospects for equity investing in the emerging markets, the near-term direction remains less clear. The U.S. interest-rate outlook, unsteady global economic conditions, and currency movements all represent factors that could lead to elevated short-term volatility in the emerging markets as we move through the second half of 2013. Our investment approach through this uncertainty will be to "stick to our knitting" by using individual stock research to construct a portfolio of companies that we believe has the optimal combination of growth potential and attractive valuations. We believe this steady, even-handed approach can enable the Fund to navigate the inevitable shifts in short-term market conditions and help it to deliver solid long-term performance.

Please refer to the Schedule of Investments on pages 18-26 for a full listing of Fund securities.

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 7

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located within a specific region, and is, therefore, more susceptible to adverse developments affecting those regions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

8 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

Portfolio Summary | 5/31/13

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                    31.1%
Information Technology                                        15.2%
Energy                                                        11.2%
Industrials                                                    9.7%
Materials                                                      8.7%
Consumer Discretionary                                         8.5%
Consumer Staples                                               6.2%
Telecommunication Services                                     5.3%
Utilities                                                      2.9%
Health Care                                                    1.2%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

People's Republic of China                                    16.6%
South Korea                                                   13.7%
Brazil                                                        13.4%
Taiwan                                                         9.3%
Russia                                                         8.1%
India                                                          7.2%
Turkey                                                         4.1%
Luxembourg                                                     3.3%
South Africa                                                   2.6%
Italy                                                          2.4%
Hong Kong                                                      2.3%
Indonesia                                                      2.1%
Thailand                                                       2.0%
Malaysia                                                       1.9%
Egypt                                                          1.7%
Mexico                                                         1.5%
Chile                                                          1.4%
Panama                                                         1.4%
United States                                                  1.1%
Other (individually less than 1.0%)                            3.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1. Itau Unibanco Holding SA (A.D.R.)                                      3.41%
--------------------------------------------------------------------------------
 2. Samsung Electronics Co., Ltd.                                          3.18
--------------------------------------------------------------------------------
 3. Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)                  2.99
--------------------------------------------------------------------------------
 4. Hon Hai Precision Industry Co., Ltd.                                   2.86
--------------------------------------------------------------------------------
 5. Millicom International Cellular SA                                     2.65
--------------------------------------------------------------------------------
 6. Industrial & Commercial Bank of China, Ltd.                            2.63
--------------------------------------------------------------------------------
 7. SK Hynix, Inc.                                                         2.48
--------------------------------------------------------------------------------
 8. China Construction Bank Corp.                                          2.47
--------------------------------------------------------------------------------
 9. Turkiye Halk Bankasi AS                                                2.05
--------------------------------------------------------------------------------
10. Sberbank of Russia (A.D.R.)                                            1.95
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 9

Prices and Distributions | 5/31/13

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                       5/31/13                        11/30/12
--------------------------------------------------------------------------------
           A                         $22.88                          $23.24
--------------------------------------------------------------------------------
           B                         $19.35                          $19.66
--------------------------------------------------------------------------------
           C                         $19.40                          $19.70
--------------------------------------------------------------------------------
           R                         $21.99                          $22.30
--------------------------------------------------------------------------------
           Y                         $25.01                          $25.46
--------------------------------------------------------------------------------

Distributions per Share: 12/1/12-5/31/13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Net
                        Investment          Short-Term              Long-Term
         Class            Income           Capital Gains          Capital Gains
--------------------------------------------------------------------------------
           A             $0.1058               $   --                $    --
--------------------------------------------------------------------------------
           B             $    --               $   --                $    --
--------------------------------------------------------------------------------
           C             $    --               $   --                $    --
--------------------------------------------------------------------------------
           R             $0.0510               $   --                $    --
--------------------------------------------------------------------------------
           Y             $0.2576               $   --                $    --
--------------------------------------------------------------------------------

The MSCI Emerging Markets ND Index is an unmanaged index that measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-15.

10 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

Performance Update | 5/31/13                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets ND Index.

Average Annual Total Returns
(As of May 31, 2013)
--------------------------------------------------------------------------------
                  Net Asset               Public Offering
Period            Value (NAV)             Price (POP)
--------------------------------------------------------------------------------
10 Years          11.19%                    10.54%
5 Years           -7.78                     -8.86
1 Year             7.42                      1.25
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                  Gross                   Net
--------------------------------------------------------------------------------
                  2.03%                   1.95%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer Emerging    MSCI Emerging
                                  Markets Fund        Markets ND Index
5/31/2003                         $     9,425         $    10,000
5/31/2004                         $    12,616         $    14,102
5/31/2005                         $    16,137         $    18,286
5/31/2006                         $    23,925         $    25,676
5/31/2007                         $    34,313         $    35,473
5/31/2008                         $    40,831         $    43,160
5/31/2009                         $    23,542         $    28,332
5/31/2010                         $    27,169         $    34,319
5/31/2011                         $    34,654         $    44,677
5/31/2012                         $    25,358         $    35,598
5/31/2013                         $    27,239         $    40,617

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2014, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 11

Performance Update | 5/31/13                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets ND Index.

Average Annual Total Returns
(As of May 31, 2013)
--------------------------------------------------------------------------------
                  If                      If
Period            Held                    Redeemed
--------------------------------------------------------------------------------
10 Years          10.26%                  10.26%
5 Years           -8.60                   -8.60
1 Year             6.48                    2.48
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                  Gross                   Net
--------------------------------------------------------------------------------
                  3.27%                   2.85%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer Emerging    MSCI Emerging
                                  Markets Fund        Markets ND Index
5/31/2003                         $     10,000        $     10,000
5/31/2004                         $     13,298        $     14,102
5/31/2005                         $     16,874        $     18,286
5/31/2006                         $     24,797        $     25,676
5/31/2007                         $     35,267        $     35,473
5/31/2008                         $     41,612        $     43,160
5/31/2009                         $     23,784        $     28,332
5/31/2010                         $     27,207        $     34,319
5/31/2011                         $     34,376        $     44,677
5/31/2012                         $     24,931        $     35,598
5/31/2013                         $     26,546        $     40,617

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2014, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

Performance Update | 5/31/13                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets ND Index.

Average Annual Total Returns
(As of May 31, 2013)
--------------------------------------------------------------------------------
                  If                      If
Period            Held                    Redeemed
--------------------------------------------------------------------------------
10 Years          10.34%                  10.34%
5 Years           -8.53                   -8.53
1 Year             6.58                    6.58
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                  Gross
--------------------------------------------------------------------------------
                  2.75%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer Emerging    MSCI Emerging
                                  Markets Fund        Markets ND Index
5/31/2003                         $     10,000        $     10,000
5/31/2004                         $     13,282        $     14,102
5/31/2005                         $     16,882        $     18,286
5/31/2006                         $     24,854        $     25,676
5/31/2007                         $     35,376        $     35,473
5/31/2008                         $     41,776        $     43,160
5/31/2009                         $     23,881        $     28,332
5/31/2010                         $     27,336        $     34,319
5/31/2011                         $     34,580        $     44,677
5/31/2012                         $     25,100        $     35,598
5/31/2013                         $     26,751        $     40,617

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 13

Performance Update | 5/31/13                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets ND Index.

Average Annual Total Returns
(As of May 31, 2013)
--------------------------------------------------------------------------------
                  If                      If
Period            Held                    Redeemed
--------------------------------------------------------------------------------
10 Years          10.97%                  10.97%
5 Years           -7.96                   -7.96
1 Year             7.28                    7.28
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                  Gross
--------------------------------------------------------------------------------
                  2.13%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer Emerging    MSCI Emerging
                                  Markets Fund        Markets ND Index
5/31/2003                         $     10,000        $     10,000
5/31/2004                         $     13,433        $     14,102
5/31/2005                         $     17,083        $     18,286
5/31/2006                         $     25,248        $     25,676
5/31/2007                         $     36,132        $     35,473
5/31/2008                         $     42,869        $     43,160
5/31/2009                         $     24,677        $     28,332
5/31/2010                         $     28,433        $     34,319
5/31/2011                         $     36,203        $     44,677
5/31/2012                         $     26,400        $     35,598
5/31/2013                         $     28,321        $     40,617

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003, is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

Performance Update | 5/31/13                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets ND Index.

Average Annual Total Returns
(As of May 31, 2013)
--------------------------------------------------------------------------------
                  If                      If
Period            Held                    Redeemed
--------------------------------------------------------------------------------
10 Years          11.87%                  11.87%
5 Years           -7.27                   -7.27
1 Year             8.05                    8.05
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                  Gross
--------------------------------------------------------------------------------
                  1.39%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                  Pioneer Emerging    MSCI Emerging
                                  Markets Fund        Markets ND Index
5/31/2003                         $     5,000,000     $    5,000,000
5/31/2004                         $     6,755,975     $    7,050,821
5/31/2005                         $     8,705,396     $    9,142,802
5/31/2006                         $    12,988,585     $   12,837,771
5/31/2007                         $    18,727,172     $   17,736,288
5/31/2008                         $    22,385,266     $   21,580,184
5/31/2009                         $    12,977,822     $   14,165,949
5/31/2010                         $    15,047,308     $   17,159,278
5/31/2011                         $    19,301,945     $   22,338,288
5/31/2012                         $    14,208,977     $   17,798,998
5/31/2013                         $    15,352,615     $   20,308,626

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from December 1, 2012 through May 31, 2013.

-------------------------------------------------------------------------------------------------
Share Class                       A             B              C              R             Y
-------------------------------------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00     $1,000.00      $1,000.00     $1,000.00
on 12/1/12
-------------------------------------------------------------------------------------------------
Ending Account Value         $  988.80      $  984.20     $  984.80      $  988.30     $  991.90
(after expenses)
on 5/31/13
-------------------------------------------------------------------------------------------------
Expenses Paid                $    9.47      $   14.10     $   13.71      $   10.46     $    6.80
During Period*
-------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.91%, 2.85%, 2.77%, 2.11% and 1.37% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

16 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2012 through May 31, 2013.

--------------------------------------------------------------------------------------------------
Share Class                        A             B              C              R             Y
--------------------------------------------------------------------------------------------------
Beginning Account Value       $1,000.00      $1,000.00     $1,000.00      $1,000.00     $1,000.00
on 12/1/12
--------------------------------------------------------------------------------------------------
Ending Account Value          $1,015.41      $1,010.72     $1,011.12      $1,014.41     $1,018.10
(after expenses)
on 5/31/13
--------------------------------------------------------------------------------------------------
Expenses Paid                 $    9.60      $   14.29     $   13.89      $   10.60     $    6.89
During Period*
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.91%, 2.85%, 2.77%, 2.11% and 1.37% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 17

Schedule of Investments | 5/31/13 (unaudited)

-----------------------------------------------------------------------------------------------
                 S&P/Moody's
Shares           Ratings                                                        Value
-----------------------------------------------------------------------------------------------
                               PREFERRED STOCKS -- 4.4%
                               ENERGY -- 1.2%
                               Integrated Oil & Gas -- 1.2%
       354,526                 Petroleo Brasileiro SA                           $     3,304,644
                                                                                ---------------
                               Total Energy                                     $     3,304,644
-----------------------------------------------------------------------------------------------
                               MATERIALS -- 0.4%
                               Steel -- 0.4%
       103,898                 Bradespar SA                                     $     1,058,093
                                                                                ---------------
                               Total Materials                                  $     1,058,093
-----------------------------------------------------------------------------------------------
                               FOOD & STAPLES RETAILING -- 1.1%
                               Hypermarkets & Super Centers -- 1.1%
        57,537                 Cia Brasileira de Distribuicao Grupo Pao
                               de Acucar                                        $     2,779,526
                                                                                ---------------
                               Total Food & Staples Retailing                   $     2,779,526
-----------------------------------------------------------------------------------------------
                               FOOD, BEVERAGE & TOBACCO -- 1.0%
                               Brewers -- 1.0%
        70,086                 Cia de Bebidas das Americas                      $     2,648,794
                                                                                ---------------
                               Total Food, Beverage & Tobacco                   $     2,648,794
-----------------------------------------------------------------------------------------------
                               BANKS -- 0.7%
                               Diversified Banks -- 0.7%
       116,837                 Banco Bradesco SA                                $     1,863,247
                                                                                ---------------
                               Total Banks                                      $     1,863,247
-----------------------------------------------------------------------------------------------
                               TOTAL PREFERRED STOCKS
                               (Cost $11,055,907)                               $    11,654,304
-----------------------------------------------------------------------------------------------
                               COMMON STOCKS -- 94.2%
                               ENERGY -- 9.9%
                               Oil & Gas Equipment & Services -- 0.6%
        59,218                 Saipem S.p.A.                                    $     1,569,800
-----------------------------------------------------------------------------------------------
                               Integrated Oil & Gas -- 7.4%
     3,964,000                 China Petroleum & Chemical Corp.                 $     4,046,875
       331,919                 Gazprom OAO (A.D.R.)                                   2,512,627
        71,614                 Lukoil OAO (A.D.R.)                                    4,193,000
     2,930,000                 PetroChina Co., Ltd.                                   3,401,022
        81,496                 Petroleo Brasileiro SA (A.D.R.)                        1,448,184
       151,000                 PTT PCL                                                1,618,212
       329,621                 Rosneft OAO (G.D.R.)                                   2,156,716
                                                                                ---------------
                                                                                $    19,376,636
-----------------------------------------------------------------------------------------------
                               Oil & Gas Exploration & Production -- 1.2%
       870,000                 Kunlun Energy Co., Ltd.                          $     1,657,449
        70,121                 Pacific Rubiales Energy Corp.                          1,481,072
                                                                                ---------------
                                                                                $     3,138,521
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

-----------------------------------------------------------------------------------------------
                 S&P/Moody's
Shares           Ratings                                                        Value
-----------------------------------------------------------------------------------------------
                               Oil & Gas Refining & Marketing -- 0.7%
       133,074                 Reliance Industries, Ltd.                        $     1,893,271
                                                                                ---------------
                               Total Energy                                     $    25,978,228
-----------------------------------------------------------------------------------------------
                               MATERIALS -- 8.2%
                               Fertilizers & Agricultural Chemicals -- 1.3%
       715,000                 Taiwan Fertilizer Co., Ltd.                      $     1,852,589
        46,081                 Uralkali OJSC (G.D.R.)                                 1,663,271
                                                                                ---------------
                                                                                $     3,515,860
-----------------------------------------------------------------------------------------------
                               Construction Materials -- 0.8%
       849,700                 Indocement Tunggal Prakarsa Tbk PT               $     2,055,079
-----------------------------------------------------------------------------------------------
                               Diversified Metals & Mining -- 2.0%
       436,224                 Grupo Mexico SAB de CV                           $     1,437,905
       991,000                 Jiangxi Copper Co., Ltd.                               1,926,334
       123,720                 MMC Norilsk Nickel OJSC (A.D.R.)                       1,785,111
                                                                                ---------------
                                                                                $     5,149,350
-----------------------------------------------------------------------------------------------
                               Steel -- 4.1%
        11,608                 POSCO                                            $     3,292,306
       122,595                 Severstal OAO (G.D.R.)                                   943,198
        81,882                 Ternium SA (A.D.R.)                                    1,907,851
       326,228                 Vale SA (A.D.R.)                                       4,697,683
                                                                                ---------------
                                                                                $    10,841,038
                                                                                ---------------
                               Total Materials                                  $    21,561,327
-----------------------------------------------------------------------------------------------
                               CAPITAL GOODS -- 6.9%
                               Aerospace & Defense -- 0.5%
        34,700                 Embraer SA (A.D.R.)                              $     1,258,569
-----------------------------------------------------------------------------------------------
                               Construction & Engineering -- 4.0%
       637,466                 Astaldi S.p.A. *                                 $     4,686,437
     1,987,000                 China Communications Construction Co., Ltd.            1,841,143
     1,770,000                 China Railway Construction Corp., Ltd.                 1,734,314
        17,553                 Samsung Engineering Co., Ltd.                          1,480,541
       588,000                 Sinopec Engineering Group Co., Ltd. (144A) *             755,953
                                                                                ---------------
                                                                                $    10,498,388
-----------------------------------------------------------------------------------------------
                               Heavy Electrical Equipment -- 0.6%
       421,268                 Bharat Heavy Electricals, Ltd.                   $     1,478,967
-----------------------------------------------------------------------------------------------
                               Industrial Conglomerates -- 0.7%
        77,913                 Bidvest Group, Ltd.                              $     1,998,466
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 19

-----------------------------------------------------------------------------------------------
                 S&P/Moody's
Shares           Ratings                                                        Value
-----------------------------------------------------------------------------------------------
                               Construction & Farm Machinery
                               & Heavy Trucks -- 1.1%
     1,456,000                 CSR Corp., Ltd. *                                $     1,051,415
        11,156                 Hyundai Heavy Industries Co., Ltd.                     1,933,721
                                                                                ---------------
                                                                                $     2,985,136
                                                                                ---------------
                               Total Capital Goods                              $    18,219,526
-----------------------------------------------------------------------------------------------
                               TRANSPORTATION -- 2.7%
                               Airlines -- 1.5%
        29,138                 Copa Holdings SA                                 $     3,826,402
-----------------------------------------------------------------------------------------------
                               Highways & Railtracks -- 1.2%
       187,650                 Arteris SA                                       $     1,828,768
       511,837                 OHL Mexico SAB de CV *                                 1,364,074
                                                                                ---------------
                                                                                $     3,192,842
                                                                                ---------------
                               Total Transportation                             $     7,019,244
-----------------------------------------------------------------------------------------------
                               AUTOMOBILES & COMPONENTS -- 4.4%
                               Auto Parts & Equipment -- 0.7%
         7,379                 Hyundai Mobis                                    $     1,847,882
-----------------------------------------------------------------------------------------------
                               Automobile Manufacturers -- 3.7%
        15,857                 Hyundai Motor Co.                                $     2,954,337
       898,614                 Tata Motors, Ltd.                                      4,947,095
       248,053                 Tofas Turk Otomobil Fabrikasi AS                       1,856,855
                                                                                ---------------
                                                                                $     9,758,287
                                                                                ---------------
                               Total Automobiles & Components                   $    11,606,169
-----------------------------------------------------------------------------------------------
                               CONSUMER DURABLES & APPAREL -- 1.2%
                               Apparel, Accessories & Luxury Goods -- 0.5%
         2,448                 The Swatch Group AG *                            $     1,385,569
-----------------------------------------------------------------------------------------------
                               Footwear -- 0.7%
     1,857,000                 Anta Sports Products, Ltd.                       $     1,715,416
                                                                                ---------------
                               Total Consumer Durables & Apparel                $     3,100,985
-----------------------------------------------------------------------------------------------
                               CONSUMER SERVICES -- 1.8%
                               Casinos & Gaming -- 0.6%
       566,000                 SJM Holdings, Ltd.                               $     1,539,947
-----------------------------------------------------------------------------------------------
                               Restaurants -- 1.2%
        45,792                 Yum! Brands, Inc.                                $     3,102,408
                                                                                ---------------
                               Total Consumer Services                          $     4,642,355
-----------------------------------------------------------------------------------------------
                               RETAILING -- 1.1%
                               Department Stores -- 0.9%
       344,141                 Woolworths Holdings, Ltd.                        $     2,469,582
-----------------------------------------------------------------------------------------------
                               Apparel Retail -- 0.2%
        36,765                 Mr Price Group, Ltd.                             $       464,528
                                                                                ---------------
                               Total Retailing                                  $     2,934,110
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

-----------------------------------------------------------------------------------------------
                 S&P/Moody's
Shares           Ratings                                                        Value
-----------------------------------------------------------------------------------------------
                               FOOD & STAPLES RETAILING -- 1.6%
                               Food Retail -- 1.1%
        52,777                 Magnit OJSC (G.D.R.)                             $     2,839,942
-----------------------------------------------------------------------------------------------
                               Hypermarkets & Super Centers -- 0.5%
       287,827                 Cencosud SA                                      $     1,524,687
                                                                                ---------------
                               Total Food & Staples Retailing                   $     4,364,629
-----------------------------------------------------------------------------------------------
                               FOOD, BEVERAGE & TOBACCO -- 2.0%
                               Distillers & Vintners -- 0.3%
     1,341,700                 LT Group, Inc. *                                 $       782,056
-----------------------------------------------------------------------------------------------
                               Soft Drinks -- 0.4%
        30,552                 Coca-Cola Icecek AS                              $       930,079
-----------------------------------------------------------------------------------------------
                               Tobacco -- 1.3%
       343,267                 ITC, Ltd.                                        $     2,050,943
        20,362                 KT&G Corp.                                             1,427,583
                                                                                ---------------
                                                                                $     3,478,526
                                                                                ---------------
                               Total Food, Beverage & Tobacco                   $     5,190,661
-----------------------------------------------------------------------------------------------
                               HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
                               Personal Products -- 0.3%
        21,789                 Able C&C Co., Ltd.                               $       877,341
                                                                                ---------------
                               Total Household & Personal Products              $       877,341
-----------------------------------------------------------------------------------------------
                               PHARMACEUTICALS, BIOTECHNOLOGY
                               & LIFE SCIENCES -- 0.8%
                               Pharmaceuticals -- 0.8%
        59,157                 Teva Pharmaceutical Industries, Ltd. (A.D.R.)    $     2,259,797
                                                                                ---------------
                               Total Pharmaceuticals, Biotechnology
                               & Life Sciences                                  $     2,259,797
-----------------------------------------------------------------------------------------------
                               BANKS -- 22.0%
                               Diversified Banks -- 22.0%
       326,816                 Banco Santander Brasil SA (A.D.R.)               $     2,330,198
     1,434,000                 Bank Mandiri Persero Tbk PT                            1,422,921
     2,390,500                 Bank Rakyat Indonesia Persero Tbk PT                   2,166,764
     7,955,000                 China Construction Bank Corp.                          6,429,957
       210,697                 HDFC Bank, Ltd.                                        2,604,759
       152,925                 ICICI Bank, Ltd.                                       3,103,659
     9,771,000                 Industrial & Commercial Bank of China, Ltd.            6,834,622
       588,715                 Itau Unibanco Holding SA (A.D.R.)                      8,854,273
       290,100                 Kasikornbank PCL                                       1,848,281
       142,130                 KB Financial Group, Inc.                               4,602,179
     1,170,100                 Malayan Banking Bhd                                    3,852,622
     1,990,415                 Mega Financial Holding Co., Ltd.                       1,586,468
       421,635                 Sberbank of Russia (A.D.R.)                            5,082,197

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 21

-----------------------------------------------------------------------------------------------
                 S&P/Moody's
Shares           Ratings                                                        Value
-----------------------------------------------------------------------------------------------
                               Diversified Banks -- (continued)
       314,800                 Siam Commercial Bank PCL                         $     1,795,457
       501,161                 Turkiye Halk Bankasi AS                                5,327,499
                                                                                ---------------
                                                                                $    57,841,856
                                                                                ---------------
                               Total Banks                                      $    57,841,856
-----------------------------------------------------------------------------------------------
                               DIVERSIFIED FINANCIALS -- 4.3%
                               Other Diversified Financial Services -- 1.7%
       679,754                 FirstRand, Ltd.                                  $     1,982,903
       168,417                 Grupo BTG Pactual *                                    2,581,365
                                                                                ---------------
                                                                                $     4,564,268
-----------------------------------------------------------------------------------------------
                               Investment Banking & Brokerage -- 2.6%
       570,500                 CITIC Securities Co., Ltd.                       $     1,244,861
       993,600                 Haitong Securities Co., Ltd. *                         1,471,988
     7,420,000                 Yuanta Financial Holding Co., Ltd.                     4,071,678
                                                                                ---------------
                                                                                $     6,788,527
                                                                                ---------------
                               Total Diversified Financials                     $    11,352,795
-----------------------------------------------------------------------------------------------
                               INSURANCE -- 0.9%
                               Life & Health Insurance -- 0.9%
       932,000                 China Life Insurance Co., Ltd. *                 $     2,388,347
                                                                                ---------------
                               Total Insurance                                  $     2,388,347
-----------------------------------------------------------------------------------------------
                               REAL ESTATE -- 2.8%
                               Diversified REIT -- 0.4%
       455,886                 Mexico Real Estate Management SA
                               de CV (144A)                                     $     1,125,083
-----------------------------------------------------------------------------------------------
                               Real Estate Development -- 2.4%
     1,004,000                 China Overseas Land & Investment, Ltd.           $     2,943,693
     5,661,000                 Country Garden Holdings Co., Ltd.                      3,238,987
                                                                                ---------------
                                                                                $     6,182,680
                                                                                ---------------
                               Total Real Estate                                $     7,307,763
-----------------------------------------------------------------------------------------------
                               SOFTWARE & SERVICES -- 3.1%
                               Internet Software & Services -- 2.5%
       121,200                 Tencent Holdings, Ltd.                           $     4,786,526
        64,755                 Yandex NV *                                            1,758,746
                                                                                ---------------
                                                                                $     6,545,272
-----------------------------------------------------------------------------------------------
                               IT Consulting & Other Services -- 0.6%
     1,654,000                 China ITS Holdings Co., Ltd. *                   $       442,388
        27,000                 Infosys, Ltd. (A.D.R.)                                 1,127,250
                                                                                ---------------
                                                                                $     1,569,638
                                                                                ---------------
                               Total Software & Services                        $     8,114,910
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

-----------------------------------------------------------------------------------------------
                 S&P/Moody's
Shares           Ratings                                                        Value
-----------------------------------------------------------------------------------------------
                               TECHNOLOGY HARDWARE
                               & EQUIPMENT -- 3.4%
                               Computer Hardware -- 0.6%
     1,418,000                 Wistron Corp.                                    $     1,445,715
-----------------------------------------------------------------------------------------------
                               Electronic Manufacturing Services -- 2.8%
     2,929,300                 Hon Hai Precision Industry Co., Ltd.             $     7,442,851
                                                                                ---------------
                               Total Technology Hardware
                               & Equipment                                      $     8,888,566
-----------------------------------------------------------------------------------------------
                               SEMICONDUCTORS &
                               SEMICONDUCTOR EQUIPMENT -- 8.6%
                               Semiconductors -- 8.6%
         6,139                 Samsung Electronics Co., Ltd.                    $     8,267,481
       230,270                 SK Hynix, Inc.                                         6,458,032
       416,576                 Taiwan Semiconductor Manufacturing
                               Co., Ltd. (A.D.R.)                                     7,773,308
                                                                                ---------------
                                                                                $    22,498,821
                                                                                ---------------
                               Total Semiconductors &
                               Semiconductor Equipment                          $    22,498,821
-----------------------------------------------------------------------------------------------
                               TELECOMMUNICATION SERVICES -- 5.3%
                               Wireless Telecommunication
                               Services -- 5.3%
        86,087                 Millicom International Cellular SA               $     6,887,329
     1,359,536                 Orascom Telecom Holding SAE (G.D.R.) *                 4,432,605
       414,307                 Turkcell Iletisim Hizmetleri AS *                      2,555,116
                                                                                ---------------
                                                                                $    13,875,050
                                                                                ---------------
                               Total Telecommunication Services                 $    13,875,050
-----------------------------------------------------------------------------------------------
                               UTILITIES -- 2.9%
                               Electric Utilities -- 2.2%
       133,992                 Enersis SA (A.D.R.)                              $     2,245,706
       103,230                 Korea Electric Power Corp. *                           2,442,212
       434,300                 Tenaga Nasional Bhd                                    1,157,295
                                                                                ---------------
                                                                                $     5,845,213
-----------------------------------------------------------------------------------------------
                               Independent Power Producers
                               & Energy Traders -- 0.7%
       637,129                 NTPC, Ltd.                                       $     1,725,614
                                                                                ---------------
                               Total Utilities                                  $     7,570,827
-----------------------------------------------------------------------------------------------
                               TOTAL COMMON STOCKS
                               (Cost $238,591,759)                              $   247,593,307
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 23

-----------------------------------------------------------------------------------------------
Principal        S&P/Moody's
Amount($)        Ratings                                                        Value
-----------------------------------------------------------------------------------------------
                               CORPORATE BONDS -- 0.2%
                               HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
                               Personal Products -- 0.2%
BRL    562,000         NR/NR   Hypermarcas SA, 11.3%, 10/15/18 (c)              $       183,442
BRL    562,000         NR/NR   Hypermarcas SA, 3.0%, 10/15/15 (c)                       196,545
                                                                                $       379,987
                                                                                ---------------
                               Total Household & Personal Products              $       379,987
-----------------------------------------------------------------------------------------------
                               TOTAL CORPORATE BONDS
                               (Cost $636,259)                                  $       379,987
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Shares
-----------------------------------------------------------------------------------------------
                               RIGHTS / WARRANTS -- 0.0%
                               HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
                               Personal Products -- 0.0%
           562                 Hypermarcas SA, 10/15/15 (c)                     $             0
                                                                                ---------------
                               Total Household & Personal Products              $             0
-----------------------------------------------------------------------------------------------
                               TOTAL RIGHTS/WARRANTS
                               (Cost $0)                                        $             0
-----------------------------------------------------------------------------------------------
                               TOTAL INVESTMENT IN SECURITIES -- 98.8%
                               (Cost $250,283,926) (a)(b)                       $   259,627,598
-----------------------------------------------------------------------------------------------
                               OTHER ASSETS & LIABILITIES -- 1.2%               $     3,142,341
-----------------------------------------------------------------------------------------------
                               TOTAL NET ASSETS -- 100.0%                       $   262,769,939
===============================================================================================

*          Non-income producing security.

NR         Not rated by either S&P or Moody's.

REIT       Real Estate Investment Trust.

(A.D.R.)   American Depositary Receipts.

(G.D.R.)   Global Depositary Receipts.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2013, the value of these securities amounted to $1,881,037 or 0.7% of total net assets.

(a) At May 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $252,701,999 was as follows:

             Aggregate gross unrealized gain for all investments in which
                there is an excess of value over tax cost                        $ 26,535,116

             Aggregate gross unrealized loss for all investments in which
                there is an excess of tax cost over value                        $(19,609,517)
                                                                                 ------------
             Net unrealized gain                                                 $  6,925,599
                                                                                 ============

The accompanying notes are an integral part of these financial statements.

24 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

(b) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

    People's Republic of China                                  16.6%
    South Korea                                                 13.7%
    Brazil                                                      13.4%
    Taiwan                                                       9.3%
    Russia                                                       8.1%
    India                                                        7.2%
    Turkey                                                       4.1%
    Luxembourg                                                   3.3%
    South Africa                                                 2.6%
    Italy                                                        2.4%
    Hong Kong                                                    2.3%
    Indonesia                                                    2.1%
    Thailand                                                     2.0%
    Malaysia                                                     1.9%
    Egypt                                                        1.7%
    Mexico                                                       1.5%
    Chile                                                        1.4%
    Panama                                                       1.4%
    United States                                                1.1%
    Other (individually less than 1%)                            3.9%
                                                               ------
                                                               100.0%
                                                               ------

(c) Security is valued using fair value methods (other than prices supplied by independent pricing services). See Notes to Financial Statements -- Note 1A.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2013 aggregated $107,749,873 and $149,442,156, respectively.

NOTE:  Principal amounts are denominated in U.S. Dollars unless otherwise noted:

BRL    Brazilian Real

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 25

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund's investments:

---------------------------------------------------------------------------------------------------
                                Level 1              Level 2         Level 3           Total
---------------------------------------------------------------------------------------------------
Preferred Stocks                $     11,654,304     $         --    $           --    $ 11,654,304
Common Stocks*                        59,513,873      188,079,434                --     247,593,307
Corporate Bonds                               --               --           379,987         379,987
Rights/Warrants                               --               --                --              --
---------------------------------------------------------------------------------------------------
Total                           $     71,168,177     $188,079,434    $      379,987    $259,627,598
===================================================================================================
Other Financial Instruments
---------------------------------------------------------------------------------------------------
Unrealized appreciation on
  forward foreign currency
  settlement contracts          $             --     $      2,362    $           --    $      2,362
===================================================================================================

* Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

During the six months ended May 31, 2013, there were no transfers between Levels 1, 2 and 3.

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

--------------------------------------------------------------------------------
                                                                      Corporate
                                                                      Bonds
--------------------------------------------------------------------------------
Balance as of 11/30/12                                                $381,499
Realized gain (loss)(1)                                                     --
Change in unrealized appreciation (depreciation)(2)                     (1,512)
Purchases                                                                   --
Sales                                                                       --
Transfers in and out of Level 3*                                            --
--------------------------------------------------------------------------------
Balance as of 5/31/13                                                 $379,987
================================================================================

1 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*   Transfers are calculated on the beginning of period values.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

Statement of Assets and Liabilities | 5/31/13 (unaudited)

ASSETS:
  Investment in securities, at value (cost $250,283,926)                          $259,627,598
  Cash                                                                               1,568,815
  Foreign currency (cost $639,272)                                                     639,171
  Receivables --
     Investment securities sold                                                      4,076,501
     Fund shares sold                                                                  128,626
     Dividends                                                                       1,094,542
     Interest                                                                            3,291
  Unrealized appreciation on forward foreign currency settlement contracts               2,362
  Other                                                                                 40,109
-----------------------------------------------------------------------------------------------
        Total assets                                                              $267,181,015
===============================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                              $  3,580,306
     Fund shares repurchased                                                           547,392
     Due to Pioneer Investment Management, Inc.                                          4,822
  Due to affiliates                                                                    146,410
  Accrued expenses                                                                     132,146
-----------------------------------------------------------------------------------------------
        Total liabilities                                                         $  4,411,076
===============================================================================================
NET ASSETS:
  Paid-in capital                                                                 $257,269,673
  Undistributed net investment income                                                   84,619
  Accumulated net realized loss on investments and foreign currency
     transactions                                                                   (3,896,410)
  Net unrealized gain on investments                                                 9,343,672
  Net unrealized loss on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies                    (31,615)
-----------------------------------------------------------------------------------------------
        Total net assets                                                          $262,769,939
===============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $131,403,000/5,742,207 shares)                                $      22.88
  Class B (based on $5,291,225/273,424 shares)                                    $      19.35
  Class C (based on $25,726,625/1,326,174 shares)                                 $      19.40
  Class R (based on $40,885,700/1,859,092 shares)                                 $      21.99
  Class Y (based on $59,463,389/2,378,049 shares)                                 $      25.01
MAXIMUM OFFERING PRICE:
  Class A ($22.88 (divided by) 94.25%)                                            $      24.28
===============================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 27

Statement of Operations (unaudited)

For the Six Months Ended 5/31/13

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $467,099)      $   3,316,316
  Interest (net of foreign taxes withheld of $2,387)                 4,615
-------------------------------------------------------------------------------------------
        Total investment income                                              $   3,320,931
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                            $   1,673,162
  Transfer agent fees
     Class A                                                       158,835
     Class B                                                        21,907
     Class C                                                        28,733
     Class R                                                         8,490
     Class Y                                                         1,591
  Distribution fees
     Class A                                                       183,731
     Class B                                                        31,146
     Class C                                                       143,673
     Class R                                                       114,540
  Shareholder communications expense                               195,087
  Administrative reimbursements                                     53,704
  Custodian fees                                                    86,362
  Registration fees                                                 49,398
  Professional fees                                                 34,216
  Printing expense                                                  21,785
  Fees and expenses of nonaffiliated Trustees                        4,206
  Miscellaneous                                                     25,791
-------------------------------------------------------------------------------------------
        Total expenses                                                       $   2,836,357
        Less fees waived and expenses reimbursed
           by Pioneer Investment Management, Inc.                                  (18,300)
-------------------------------------------------------------------------------------------
        Net expenses                                                         $   2,818,057
-------------------------------------------------------------------------------------------
           Net investment income                                             $     502,874
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                             $  10,144,182
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies         (191,117)  $   9,953,065
-------------------------------------------------------------------------------------------
  Change in net unrealized loss on:
     Investments                                             $ (12,281,445)
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies          (29,346)  $ (12,310,791)
-------------------------------------------------------------------------------------------
  Net loss on investments and foreign currency transactions                  $  (2,357,726)
-------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                       $  (1,854,852)
===========================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

Statement of Changes in Net Assets

--------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended              Year
                                                           5/31/13            Ended
                                                           (unaudited)        11/30/12
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $     502,874      $    1,766,184
Net realized gain (loss) on investments and foreign
  currency transactions                                        9,953,065          (9,303,722)
Change in net unrealized gain (loss) on investments and
  foreign currency transactions                              (12,310,791)         11,468,560
--------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
        from operations                                    $  (1,854,852)     $    3,931,022
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class A ($0.11 and $0.00 per share, respectively)     $    (685,408)     $           --
     Class B ($0.00 and $0.00 per share, respectively)                --                  --
     Class C ($0.00 and $0.00 per share, respectively)                --                  --
     Class R ($0.05 and $0.00 per share, respectively)          (108,507)                 --
     Class Y ($0.26 and $0.00 per share, respectively)          (633,179)                 --
Net realized gain:
     Class A ($0.00 and $0.10 per share, respectively)                --            (688,777)
     Class B ($0.00 and $0.10 per share, respectively)                --             (36,166)
     Class C ($0.00 and $0.10 per share, respectively)                --            (157,055)
     Class R ($0.00 and $0.10 per share, respectively)                --            (228,592)
     Class Y ($0.00 and $0.10 per share, respectively)                --            (255,847)
--------------------------------------------------------------------------------------------
        Total distributions to shareowners                 $  (1,427,094)     $   (1,366,437)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares               $  17,517,660      $   42,308,970
Reinvestment of distributions                                    902,928           1,108,840
Cost of shares repurchased                                   (54,959,555)       (137,947,426)
--------------------------------------------------------------------------------------------
     Net decrease in net assets resulting from
        Fund share transactions                            $ (36,538,967)     $  (94,529,616)
--------------------------------------------------------------------------------------------
     Net decrease in net assets                            $ (39,820,913)     $  (91,965,031)
NET ASSETS:
Beginning of year                                            302,590,852         394,555,883
--------------------------------------------------------------------------------------------
End of year                                                $ 262,769,939      $  302,590,852
--------------------------------------------------------------------------------------------
Undistributed net investment income                        $      84,619      $    1,008,839
============================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 29

------------------------------------------------------------------------------------------------
                                    '13 Shares    '13 Amount
                                    (unaudited)   (unaudited)       '12 Shares    '12 Amount
------------------------------------------------------------------------------------------------
Class A
Shares sold                            388,924    $   9,294,749      1,009,935    $  23,718,474
Reinvestment of distributions           27,016          653,519         28,717          658,757
Less shares repurchased             (1,301,618)     (31,091,477)    (3,411,575)     (80,072,602)
------------------------------------------------------------------------------------------------
   Net decrease                       (885,678)   $ (21,143,209)    (2,372,923)   $ (55,695,371)
================================================================================================
Class B
Shares sold or exchanged                 3,754    $      75,731         10,474    $     210,235
Reinvestment of distributions               --               --          1,808           35,102
Less shares repurchased                (78,655)      (1,590,076)      (188,563)      (3,958,186)
------------------------------------------------------------------------------------------------
   Net decrease                        (74,901)   $  (1,514,345)      (176,281)   $  (3,712,849)
================================================================================================
Class C
Shares sold                             94,153    $   1,906,909        165,891    $   3,307,821
Reinvestment of distributions               --               --          6,863          133,490
Less shares repurchased               (279,538)      (5,643,017)      (550,181)     (11,384,917)
------------------------------------------------------------------------------------------------
   Net decrease                       (185,385)   $  (3,736,108)      (377,427)   $  (7,943,606)
================================================================================================
Class R
Shares sold                            170,383    $   3,925,595        346,935    $   7,755,706
Reinvestment of distributions            4,517          105,117         10,056          221,432
Less shares repurchased               (513,340)     (11,813,327)    (1,459,379)     (32,849,470)
------------------------------------------------------------------------------------------------
   Net decrease                       (338,440)   $  (7,782,615)    (1,102,388)   $ (24,872,332)
================================================================================================
Class Y
Shares sold                             88,846    $   2,314,676        247,156    $   7,316,734
Reinvestment of distributions            5,472          144,292          2,390           60,059
Less shares repurchased               (186,997)      (4,821,658)      (386,098)      (9,682,251)
------------------------------------------------------------------------------------------------
   Net decrease                        (92,679)   $  (2,362,690)      (136,552)   $  (2,305,458)
================================================================================================

The accompanying notes are an integral part of these financial statements.

30 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year        Year         Year       Year       Year
                                                             5/31/13      Ended       Ended        Ended      Ended      Ended
                                                             (unaudited)  11/30/12    11/30/11     11/30/10   11/30/09   11/30/08
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $  23.24     $   23.10   $   29.42    $  26.11   $  14.20   $   38.29
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                     $   0.04     $    0.13   $    0.18    $   0.03   $   0.09   $    0.33
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions                         (0.29)         0.11       (5.35)       3.32      12.00      (24.03)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  (0.25)    $    0.24   $   (5.17)   $   3.35   $  12.10   $  (23.70)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $  (0.11)    $      --   $      --    $  (0.04)  $  (0.19)  $      --
   Net realized gain                                               --         (0.10)      (1.15)         --         --       (0.39)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (0.36)    $    0.14   $   (6.32)   $   3.31   $  11.91   $  (24.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  22.88     $   23.24   $   23.10    $  29.42   $  26.11   $   14.20
====================================================================================================================================
Total return*                                                   (1.12)%        1.06%     (17.44)%     12.85%     86.13%     (61.91)%
Ratio of net expenses to average net assets+                     1.91%**       1.95%       1.95%       1.94%      1.95%       1.86%
Ratio of net investment income to average net assets+            0.36%**       0.53%       0.58%       0.09%      0.49%       0.99%
Portfolio turnover rate                                            75%**        160%        191%         91%        68%         54%
Net assets, end of period (in thousands)                     $131,403     $ 154,064   $ 207,935    $339,834   $407,113   $ 180,675
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                1.91%**       2.03%       1.95%       1.94%      1.99%       1.86%
   Net investment income                                         0.36%**       0.45%       0.58%       0.09%      0.45%       0.99%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                  1.91%**       1.95%       1.95%       1.94%      1.95%       1.86%
   Net investment income                                         0.36%**       0.53%       0.58%       0.09%      0.49%       0.99%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+   Ratios with no reduction for fees paid indirectly.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 31

------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended         Year        Year        Year        Year        Year
                                                            5/31/13       Ended       Ended       Ended       Ended       Ended
                                                            (unaudited)   11/30/12    11/30/11    11/30/10    11/30/09    11/30/08
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                        $  19.66      $  19.74    $  25.57    $  22.86    $  12.39    $   33.84
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                             $  (0.05)     $  (0.10)   $  (0.10)   $  (0.20)   $  (0.03)#  $    0.02
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions                        (0.26)         0.12       (4.58)       2.91       10.50       (21.08)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations          $  (0.31)     $   0.02    $  (4.68)   $   2.71    $  10.47    $  (21.06)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                    $     --      $     --    $     --    $     --    $     --    $      --
   Net realized gain                                              --         (0.10)      (1.15)         --          --        (0.39)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  (0.31)     $  (0.08)   $  (5.83)   $   2.71    $  10.47    $  (21.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  19.35      $  19.66    $  19.74    $  25.57    $  22.86    $   12.39
====================================================================================================================================
Total return*                                                  (1.58)%        0.13%     (18.15)%     11.86%      84.50%     (61.25)%
Ratio of net expenses to average net assets+                    2.85%**       2.85%       2.85%       2.85%       2.85%        2.75%
Ratio of net investment income (loss) to average net assets+   (0.60)%**     (0.36)%     (0.35)%     (0.79)%     (0.37)%       0.06%
Portfolio turnover rate                                           75%**        160%        191%         91%         68%          54%
Net assets, end of period (in thousands)                    $  5,291      $  6,847    $ 10,354    $ 20,254    $ 25,130    $  16,323
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                               3.44%**       3.27%       3.06%       2.96%       3.13%        2.75%
   Net investment income (loss)                                (1.19)%**     (0.78)%     (0.56)%     (0.91)%     (0.65)%       0.06%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                 2.85%**       2.85%       2.85%       2.85%       2.85%        2.74%
   Net investment income (loss)                                (0.60)%**     (0.36)%     (0.35)%     (0.79)%     (0.37)%       0.07%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+   Ratios with no reduction for fees paid indirectly.

# The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended         Year        Year        Year        Year        Year
                                                           5/31/13       Ended       Ended       Ended       Ended       Ended
                                                           (unaudited)   11/30/12    11/30/11    11/30/10    11/30/09    11/30/08
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $  19.70      $  19.76    $  25.56    $  22.84    $  12.38    $   33.78
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                            $  (0.04)     $  (0.06)   $  (0.05)   $  (0.17)   $  (0.06)#  $    0.06
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions                       (0.26)         0.10       (4.60)       2.89       10.52       (21.07)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $  (0.30)     $   0.04    $  (4.65)   $   2.72    $  10.46    $  (21.01)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $     --      $     --    $     --    $     --    $     --    $      --
   Net realized gain                                             --         (0.10)      (1.15)         --          --        (0.39)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  (0.30)     $  (0.06)   $  (5.80)   $   2.72    $  10.46    $  (21.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  19.40      $  19.70    $  19.76    $  25.56    $  22.84    $   12.38
====================================================================================================================================
Total return*                                                 (1.52)%        0.23%     (18.04)%     11.91%      84.49%      (62.21)%
Ratio of net expenses to average net assets+                   2.77%**       2.75%       2.73%       2.76%       2.85%        2.65%
Ratio of net investment income (loss) to average net
   assets+                                                    (0.49)%**     (0.25)%     (0.20)%     (0.70)%     (0.39)%       0.20%
Portfolio turnover rate                                          75%**        160%        191%         91%         68%          54%
Net assets, end of period (in thousands)                   $ 25,727      $ 29,771    $ 37,324    $ 60,809    $ 60,066    $  34,242
Ratios with no waiver of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                              2.77%**       2.75%       2.73%       2.76%       2.89%        2.65%
   Net investment income (loss)                               (0.49)%**     (0.25)%     (0.20)%     (0.70)%     (0.43)%       0.20%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                2.77%**       2.75%       2.73%       2.76%       2.85%        2.64%
   Net investment income (loss)                               (0.49)%**     (0.25)%     (0.20)%     (0.70)%     (0.39)%       0.21%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+   Ratios with no reduction for fees paid indirectly.

# The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 33

----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended       Year       Year        Year        Year      Year
                                                             5/31/13     Ended      Ended       Ended       Ended     Ended
                                                             (unaudited) 11/30/12   11/30/11    11/30/10    11/30/09  11/30/08
----------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                         $ 22.30     $  22.23   $  28.43    $  25.26    $ 13.80   $   37.32
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  0.03     $   0.10   $   0.10    $  (0.01)   $  0.12   $    0.16
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions                        (0.29)        0.07      (5.15)       3.21      11.56      (23.29)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $ (0.26)    $   0.17   $  (5.05)   $   3.20    $ 11.68   $  (23.13)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $ (0.05)    $     --   $     --    $  (0.03)   $ (0.21)  $      --
   Net realized gain                                              --        (0.10)     (1.15)         --         --       (0.39)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (0.31)    $   0.07   $  (6.20)   $   3.17    $ 11.46   $  (23.52)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 21.99     $  22.30   $  22.23    $  28.43    $ 25.26   $   13.80
==================================================================================================================================
Total return*                                                  (1.17)%       0.79%    (17.62)%     12.68%     85.71%     (61.99)%
Ratio of net expenses to average net assets+                    2.11%**      2.13%      2.20%       2.10%      2.17%       2.13%
Ratio of net investment income (loss) to average net assets+    0.16%**      0.39%      0.33%      (0.02)%     0.19%       0.78%
Portfolio turnover rate                                           75%**       160%       191%         91%        68%         54%
Net assets, end of period (in thousands)                     $40,886     $ 49,013   $ 73,347    $119,358    $84,064   $  25,341
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                               2.11%**      2.13%      2.28%       2.10%      2.17%       2.13%
   Net investment income (loss)                                 0.16%**      0.39%      0.25%      (0.02)%     0.19%       0.78%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                 2.11%**      2.13%      2.20%       2.10%      2.17%       2.13%
   Net investment income (loss)                                 0.16%**      0.39%      0.33%      (0.02)%     0.19%       0.78%
==================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

+   Ratios with no reduction for fees paid indirectly.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

--------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended       Year       Year        Year      Year      Year
                                                             5/31/13     Ended      Ended       Ended     Ended     Ended
                                                             (unaudited) 11/30/12   11/30/11    11/30/10  11/30/09  11/30/08
--------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $ 25.46     $  25.16   $  31.73    $ 28.12   $ 15.35   $   41.10
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                     $  0.12     $   0.28   $   0.38    $  0.17   $  0.22   $    0.35
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions                        (0.31)        0.12      (5.80)      3.57     12.90      (25.71)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $ (0.19)    $   0.40   $  (5.42)   $  3.74   $ 13.12   $  (25.36)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $ (0.26)    $     --   $     --    $ (0.13)  $ (0.35)  $      --
   Net realized gain                                              --        (0.10)     (1.15)        --        --       (0.39)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (0.45)    $   0.30   $  (6.57)   $  3.61   $ 12.77   $  (25.75)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 25.01     $  25.46   $  25.16    $ 31.73   $ 28.12   $   15.35
================================================================================================================================
Total return*                                                  (0.81)%       1.61%    (16.96)%    13.39%    87.18%     (61.71)%
Ratio of net expenses to average net assets+                    1.37%**      1.39%      1.40%      1.44%     1.42%       1.38%
Ratio of net investment income to average net assets+           0.92%**      1.10%      1.13%      0.60%     1.03%       1.45%
Portfolio turnover rate                                           75%**       160%       191%        91%       68%         54%
Net assets, end of period (in thousands)                     $59,463     $ 62,897   $ 65,597    $99,627   $77,721   $  37,445
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                               1.37%**      1.39%      1.40%      1.44%     1.42%       1.38%
   Net investment income                                        0.92%**      1.10%      1.13%      0.06%     1.03%       1.45%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                 1.37%**      1.39%      1.40%      1.44%     1.42%       1.38%
   Net investment income                                        0.92%**      1.10%      1.13%      0.60%     1.03%       1.45%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+   Ratios with no reduction for fees paid indirectly.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 35

Notes to Financial Statements | 5/31/13 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

36 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Shares of money market mutual funds are valued at their net asset value.

    The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that daily adjustments to the valuation of securities of non-U.S. issuers by utilizing an independent pricing service that supplies an appropriate fair value factor is appropriate for the Fund.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by or at the direction or with the approval of the Valuation Committee using fair value methods pursuant to procedures adopted by the Board of Trustees. The Valuation Committee is comprised of certain members of the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material. Pioneer Investment Management, Inc. (PIM) is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 37

    At May 31, 2013, there were three securities valued using fair value methods (in addition to securities that were valued using prices supplied by independent pricing services) representing 0.14% of net assets. Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

38 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of May 31, 2013, the Fund did not have any interest and penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax years for the prior three fiscal years are subject to examination by Federal and State tax authorities.

    In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2013, the Fund paid no such taxes.

    In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2013, the Fund had no reserve related to capital gains.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

    The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the year ended November 30, 2012 was as follows:

    ----------------------------------------------------------------------------
                                                                            2012
    ----------------------------------------------------------------------------
    Distribution paid from:
    Ordinary income                                                   $       --
    Long-term capital gain                                             1,366,437
    ----------------------------------------------------------------------------
       Total                                                          $1,366,437
    ============================================================================

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 39

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2012:

    ----------------------------------------------------------------------------
                                                                            2012
    ----------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                 $  1,008,839
     Capital loss carryforward                                      (11,431,402)
     Net unrealized gain                                             19,204,775
    ----------------------------------------------------------------------------
          Total                                                    $  8,782,212
    ============================================================================

    The difference between book-basis and tax-basis net unrealized gain is attributable to the tax deferral of losses on wash sales.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $9,636 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2013.

F.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

G.  Risks

    The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these developing

40 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 markets include political, social and economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

H.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets up to $1 billion and 1.10% on assets over $1 billion. For the six months ended May 31, 2013, the effective management fee (excluding waivers and/or assumption of expenses) was 1.15% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.95%, 2.85%, 2.85% and 2.20% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Fees waived and expenses reimbursed during the six months ended May 31, 2013 are reflected on the Statement of Operations. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2014. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $20,989 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2013.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 41

3. Transfer Agent

PIMSS, a wholly-owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2013, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $ 82,642
Class B                                                                   12,659
Class C                                                                   33,869
Class R                                                                   56,002
Class Y                                                                    9,915
--------------------------------------------------------------------------------
  Total                                                                 $195,087
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $120,691 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2013.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,730 in distribution fees payable to PFD at May 31, 2013.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

42 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2013, CDSCs in the amount of $7,100 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2013, the Fund's expenses were not reduced under such arrangements.

6. Forward Foreign Currency Contracts

At May 31, 2013, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average value of settlement hedge contracts open during the six months ended May 31, 2013 was $2,726,238. At May 31, 2013, the Fund had no outstanding portfolio hedges. At May 31, 2013, the Fund's gross forward currency settlement contracts receivable and payable were $6,147,595 and $6,145,233, respectively, resulting in a net receivable of $2,362.

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect as of February 15, 2012 is in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.90% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2%

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 43 plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in the credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2013, the Fund had no borrowings under the credit facility.

8.  Additional Disclosures about Derivative Instruments and Hedging Activities

Values of derivative instruments as of May 31, 2013 were as follows:

-------------------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as                              Asset Derivatives 2013       Liabilities Derivatives 2013
Hedging Instruments                           -------------------------    ----------------------------
Under Accounting                              Statement of Assets          Statement of Assets
Standards Codification                        and Liabilities              and Liabilities
(ASC) 815                                     Location           Value     Location             Value
-------------------------------------------------------------------------------------------------------
Forward foreign currency                      Net unrealized               Net unrealized
 settlement contracts*                        appreciation                 depreciation
                                              on forward                   on forward
                                              foreign currency             foreign currency
                                              settlement                   settlement
                                              contracts         $ 2,362    contracts             $ --
-------------------------------------------------------------------------------------------------------
    Total                                                       $ 2,362                          $ --
=======================================================================================================

* Forward foreign exchange contracts are shown as net unrealized appreciation on forward foreign currency settlement contracts on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2013 was as follows:

-------------------------------------------------------------------------------------------------------
Derivatives Not                                                          Realized       Change in
Accounted for as                                                         Gain           Unrealized
Hedging Instruments                                                      (Loss) on      Gain (Loss)
Under Accounting               Location of Gain or (Loss)                Derivatives    on Derivatives
Standards Codification         on Derivatives Recognized                 Recognized     Recognized
(ASC) 815                      in Income                                 in Income      in Income
-------------------------------------------------------------------------------------------------------
Forward Foreign                Net realized gain (loss) on forward
 Currency Portfolio            foreign currency contracts and
 Hedge Contracts               other assets and liabilities
                               denominated in foreign currencies         $(35,265)
Forward Foreign                Change in net unrealized gain
 Currency Settlement           (loss) on forward foreign currency
 Contracts                     contracts and other assets and
                               liabilities denominated in foreign currencies            $2,380

44 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

Trustees, Officers and Service Providers

Trustees                                     Officers
Thomas J. Perna, Chairman                    John F. Cogan, Jr., President*
David R. Bock                                Daniel K. Kingsbury, Executive
John F. Cogan, Jr.                               Vice President
Benjamin M. Friedman                         Mark E. Bradley, Treasurer**
Margaret B.W. Graham                         Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

*   Chief Executive Officer of the Fund.

**  Chief Financial and Accounting Officer of the Fund.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 45

                           This page for your notes.

46 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

                           This page for your notes.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 47

                           This page for your notes.

48 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

                           This page for your notes.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 49

                           This page for your notes.

50 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

                           This page for your notes.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13 51

                           This page for your notes.

52 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/13

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston,Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2013 Pioneer Investments 19387-07-0713

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

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GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

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    (2) Disclose the percentage of services described in each of paragraphs (b)
   through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2013


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2013


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date July 30, 2013

* Print the name and title of each signing officer under his or her signature.